Investment Risks	Mar. 29, 2026
HORIZON EXPEDITION PLUS ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Expedition Plus Fund to meet its investment objective is directly related to the allocation of the Expedition Plus Fund’s assets. Horizon may allocate the Expedition Plus Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Expedition Plus Fund’s value may be adversely affected.

HORIZON EXPEDITION PLUS ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Expedition Plus Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Expedition Plus Fund’s investments and negatively impact the Expedition Plus Fund’s performance.

HORIZON EXPEDITION PLUS ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON EXPEDITION PLUS ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Expedition Plus Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

HORIZON EXPEDITION PLUS ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON EXPEDITION PLUS ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Expedition Plus Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Expedition Plus Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Expedition Plus Fund’s portfolio. Any of these factors could cause the Expedition Plus Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON EXPEDITION PLUS ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

HORIZON EXPEDITION PLUS ETF | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

HORIZON EXPEDITION PLUS ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

HORIZON EXPEDITION PLUS ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

HORIZON EXPEDITION PLUS ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

HORIZON EXPEDITION PLUS ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON EXPEDITION PLUS ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Expedition Plus Fund’s service providers or counterparties, issuers of securities held by the Expedition Plus Fund, or other market participants may adversely affect the Expedition Plus Fund and its shareholders, including by causing losses for the Expedition Plus Fund or impairing its operations.

HORIZON EXPEDITION PLUS ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON EXPEDITION PLUS ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Expedition Plus Fund and there is no guarantee that the Expedition Plus Fund will a achieve its investment objective.
HORIZON EXPEDITION PLUS ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Expedition Plus Fund is not federally insured or guaranteed by any government agency.
Horizon Landmark ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Landmark ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Landmark ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Landmark ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Landmark ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Landmark ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Landmark ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Landmark ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Landmark ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Landmark ETF | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Landmark Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments.

Horizon Landmark ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Landmark ETF | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Landmark ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will a achieve its investment objective.
Horizon Landmark ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Landmark Fund is not federally insured or guaranteed by any government agency.
Horizon Dividend Income ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Dividend Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Dividend Income ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, and tracking risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Dividend Income ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Dividend Income ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Dividend Income ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Dividend Income ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Dividend Income ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Dividend Income ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Horizon Dividend Income ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Dividend Income ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Dividend Income ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Dividend Income ETF | Dividend Yield Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Horizon Dividend Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Dividend Income Fund and there is no guarantee that the Dividend Income Fund will achieve its investment objective.
Horizon Dividend Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Dividend Income Fund is not federally insured or guaranteed by any government agency.
Horizon Core Equity ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Core Equity ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Core Equity ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Core Equity ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

Horizon Core Equity ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Core Equity ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Core Equity ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Core Equity ETF | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Core Equity ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Core Equity ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Horizon Core Equity ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk: The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Core Equity ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Core Equity ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Core Equity ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Core Equity ETF | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Core Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Core Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Core Equity Fund is not federally insured or guaranteed by any government agency.
Horizon Managed Risk ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Managed Risk ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Managed Risk ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Managed Risk ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

Horizon Managed Risk ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Managed Risk ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Managed Risk ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Managed Risk ETF | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

Horizon Managed Risk ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Managed Risk ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Horizon Managed Risk ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Managed Risk ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Managed Risk ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Managed Risk ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Managed Risk ETF | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Managed Risk ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Managed Risk ETF | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Managed Risk ETF | Risk Assist® Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Risk Assist® Strategy Risk. The ability of the Managed Risk Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® Strategy. Implementing the Fund’s Risk Assist® Strategy may result in periods when the Fund is invested primarily or entirely in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® Strategy, including the ratchet function, will be successful in preventing losses in the Fund’s portfolio, particularly during periods of rapid or severe market declines. Because the Risk Assist® Strategy may be implemented in stages, the Fund may retain equity market exposure even during times when risk-reduction actions are being undertaken, which could result in losses not being avoided. To the extent that the Risk Assist® Strategy is implemented, the Fund may not participate fully in market gains or benefit from capital appreciation or income from equity securities. The implementation of the Risk Assist® Strategy may also result in higher portfolio turnover and increased transaction costs compared to funds that do not employ such strategies. If the Risk Assist® Strategy is not implemented in a timely or effective manner, the Fund may underperform. In addition, the portfolio managers’ analysis of economic trends or other factors may be incorrect and may not produce the intended results.

Horizon Managed Risk ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Managed Risk ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Managed Risk Fund is not federally insured or guaranteed by any government agency.
Horizon Core Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Core Bond ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Core Bond ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Core Bond ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Core Bond ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Core Bond ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Core Bond ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Core Bond ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Horizon Core Bond ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Core Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Core Bond ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Core Bond ETF | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Core Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Core Bond ETF | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Core Bond ETF | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund's use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Horizon Core Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Core Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Core Bond Fund is not federally insured or guaranteed by any government agency.
Horizon Flexible Income ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Flexible Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Flexible Income ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Flexible Income ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Flexible Income ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Flexible Income ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Flexible Income ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Horizon Flexible Income ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Flexible Income ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Flexible Income ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Flexible Income ETF | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. Investments in fixed income securities are subject to fluctuations in value due to changes in interest rates. Rising interest rates typically result in declining values for fixed income securities. Issuers may default on interest or principal payments, and securities rated below investment grade (“junk bonds”) carry heightened credit risk. The value of fixed income securities may also be affected by changes in credit ratings or economic conditions.

Horizon Flexible Income ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Flexible Income ETF | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Flexible Income ETF | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund's use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Horizon Flexible Income ETF | High-Yield Bond Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Bond Risk. Investments in high-yield bonds (commonly referred to as “junk bonds”) are subject to greater credit risk, price volatility, and liquidity risk than investment-grade bonds. These securities are considered speculative because they are issued by companies or entities with lower credit ratings and may be more likely to default on interest or principal payments. High-yield bonds are particularly sensitive to adverse economic or market conditions, which could result in significant declines in their value. Additionally, during periods of market stress, liquidity for high-yield bonds may decrease, making it difficult for the Fund to sell these securities at an optimal price.

Horizon Flexible Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Flexible Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Flexible Income Fund is not federally insured or guaranteed by any government agency.
Horizon Nasdaq-100 Defined Risk ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Nasdaq-100 Defined Risk ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Nasdaq-100 Defined Risk ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Nasdaq-100 Defined Risk ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchanges and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on The Nasdaq Stock Market LLC (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Nasdaq-100 Defined Risk ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Nasdaq-100 Defined Risk ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Nasdaq-100 Defined Risk ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Nasdaq-100 Defined Risk ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Horizon Nasdaq-100 Defined Risk ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Nasdaq-100 Defined Risk ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Nasdaq-100 Defined Risk ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Nasdaq-100 Defined Risk ETF | Risk Management Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Risk Management Strategy Risk. The Fund’s ability to achieve its investment objective depends on Horizon’s effectiveness in implementing the Fund’s Risk Management Strategy, which primarily consists of establishing options collars (combining written call options or call spreads with purchased put options or put spreads) on the Fund’s underlying securities. While this strategy seeks to limit downside risk and generate income through option premiums, it may not fully protect the Fund against market declines. Losses may exceed the protection provided by the purchased put options if the market experiences a rapid or severe drop, if the options do not move in sync with the underlying securities, or if there are unfavorable changes in options pricing or liquidity. In addition, the use of written call options or call spreads limits the Fund’s ability to participate in market gains above the strike price of those calls. Implementing the collar strategy may also increase the Fund’s portfolio turnover and result in higher transaction costs, including option premiums and commissions. The success of the strategy depends on Horizon’s ability to accurately assess market conditions and options pricing; if these assessments are incorrect, the strategy may not achieve its intended results and the Fund may underperform.

Horizon Nasdaq-100 Defined Risk ETF | Index Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Index Exposure Risk. While the Fund does not seek to directly replicate or track the Nasdaq-100 Index, the Fund’s performance is influenced by its exposure to the Nasdaq-100 Index. The Nasdaq-100 Index is heavily concentrated in technology and technology-related companies, which subjects the Fund to heightened risks associated with that sector. Regulatory changes, market disruptions, increased competition, or shifts in consumer demand could adversely affect the value of technology-related securities, leading to disproportionate impacts on the Fund’s performance. In addition, changes in the composition, methodology, or calculation of the Nasdaq-100 Index may indirectly affect the Fund’s exposure and alter its risk profile. The Fund’s ability to achieve its intended exposure to the Nasdaq-100 Index is also dependent on the Adviser’s successful implementation of the Fund’s strategy.

Horizon Nasdaq-100 Defined Risk ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Nasdaq-100 Defined Risk ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Nasdaq-100 Fund is not federally insured or guaranteed by any government agency.
Horizon Digital Frontier ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Horizon Digital Frontier ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Horizon Digital Frontier ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Horizon Digital Frontier ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Digital Frontier ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on The Nasdaq Stock Market LLC (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Horizon Digital Frontier ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Digital Frontier ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Digital Frontier ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Horizon Digital Frontier ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Horizon Digital Frontier ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

Horizon Digital Frontier ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

Horizon Digital Frontier ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Horizon Digital Frontier ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Digital Frontier ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Digital Frontier ETF | ADR Risk
Prospectus [Line Items]
Risk [Text Block]

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Horizon Digital Frontier ETF | Emerging Technologies Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Technologies Risk. Companies involved in emerging technologies, including artificial intelligence (AI), are subject to particular risks. These companies face risks associated with product obsolescence as a result of the rapid pace of innovation, changes in business cycles, economic growth, and government regulation any of which could adversely impact their performance. These companies may have limited product lines, markets, financial resources or personnel and often face intense competition. These companies may be heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. These companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s financial performance.

Horizon Digital Frontier ETF | Technology Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller and emerging companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Horizon Digital Frontier ETF | Cryptocurrency Risk
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may seek investment exposure to cryptocurrency (e.g., Bitcoin) indirectly by investing in Cryptocurrency ETPs, subjecting the Fund to the risks associated with such assets. Cryptocurrencies are digital commodities that are not issued by a government, bank, or central organization. Cryptocurrencies exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded (the “Blockchain”). Cryptocurrencies have no physical existence beyond the record of transactions on the Blockchain and generally operate without central authority (such as a bank). The regulation of cryptocurrencies is still developing. Bitcoin and other cryptocurrencies are subject to very high volatility, the risk of fraud, theft, manipulation or security failures and operational or other problems that impact cryptocurrency trading venues. The investment vehicles in which the Fund may obtain its exposure to cryptocurrencies may not be registered investment companies, and therefore, the Fund may not, as a shareholder of such investment vehicle, receive the protections afforded to shareholders of an investment company under the 1940 Act in connection with its investment in such investment vehicles.

Horizon Digital Frontier ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Digital Frontier ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Digital Frontier ETF | Tax Risks
Prospectus [Line Items]
Risk [Text Block]

Tax Risks. The Fund invests in Digital Assets. As a result, the Fund is exposed directly or indirectly to the following tax risks:

Uncertain U.S. Federal Income Tax Treatment of Digital Assets. Due to the relatively new and evolving nature of Digital Assets and the absence of comprehensive guidance with respect to Digital Assets, many significant aspects of the U.S. federal income tax treatment of Digital Assets are uncertain. The Fund does not intend to request a ruling from the IRS on these issues. Rather, the Fund will take positions that it believes to be reasonable based on limited guidance available, which may change as additional guidance is issued. There can be no assurance, however, that the IRS will agree with the positions the Fund takes, and it is possible that the IRS successfully will challenge the Fund’s positions.

In 2014, the IRS released Notice 2014-21 (the “Notice”) discussing certain aspects of “convertible virtual currency” (that is, a Digital Asset that has an equivalent value in real currency or that acts as a substitute for real currency) for U.S. federal income tax purposes and, in particular, stating that such Digital Asset (i) is “property,” (ii) is not “currency” for purposes of the rules relating to foreign currency gain or loss and (iii) may be held as a capital asset. In 2019, the IRS released Revenue Ruling 2019-24 and a set of “Frequently Asked Questions” (the “2019 Ruling & FAQs”) that provide some additional guidance, including guidance to the effect that, under certain circumstances, hard forks of Digital Assets are taxable events giving rise to ordinary income, and guidance with respect to the determination of the tax basis of a Digital Asset. In 2023, the IRS released Revenue Ruling 2023-14 (the “2023 Ruling”), which held that the receipt by a taxpayer of additional units of cryptocurrency as a reward for certain staking activities is taxable as ordinary income. Specifically, the IRS ruled that the taxpayer recognized income when it had sufficient dominion and control to sell or otherwise dispose of the rewards. However, no guidance to date addresses other significant aspects of the U.S. federal income tax treatment of Digital Assets. For example, although the published guidance contemplates that rewards earned from “mining” will constitute taxable income to the miner, there is no guidance directly addressing rewards derived from governance activities, acting as a liquidity provider or from engaging in many other methods to generate returns on Digital Asset holdings, including with respect to (i) whether and when engaging in such activities might rise to the level of a trade or business and (ii) whether staking rewards or other sources of return on Digital Assets may constitute unrelated business taxable income.

The U.S. federal income tax treatment of Digital Assets also is uncertain in many significant respects. Because the treatment of Digital Assets is uncertain, it is possible that the treatment of ownership of any particular Digital Asset by the Fund may be adverse to a prospective investor. For example, ownership of a Digital Asset could be treated as ownership in an entity, in which case the consequences of ownership of that Digital Asset would depend on the type and place of organization of the deemed entity. Moreover, although the 2019 Ruling & FAQs address the treatment of hard forks, there continues to be uncertainty with respect to the timing and amount of the income inclusions. In the absence of guidance, it is possible that the Fund will withhold 30% from a non-U.S. investor’s share of any income recognized by the Fund attributable to such rewards. There can be no assurance that the IRS will not alter its position with respect to Digital Assets in the future or that a court would uphold the treatment set forth in the Notice, the 2019 Ruling & FAQs and 2023 Ruling. It also is unclear what additional guidance on the treatment of Digital Assets for U.S. federal income tax purposes may be issued in the future. Any such alteration of the current IRS positions or issuance of additional guidance could result in adverse tax consequences for prospective investors in the Fund and could have an adverse effect on the value of Digital Assets held by the Fund.

The 2021 Infrastructure Investment and Jobs Act (the “Jobs Act”) expanded the types of transactions which must be reported by defining “Cash” to include “any Digital Asset” as defined in Section 6045(g)(3)(D) of the Code. The Jobs Act also added new reporting requirements for certain Digital Asset transactions by amending the definition of “broker” under Section 6045 of the Code to include persons “responsible for regularly providing any service effectuating transfers of Digital Assets on behalf of another person.” Final regulations promulgated by the IRS designate Digital Assets as a “specified securities” that are “covered securities” subject to certain reporting requirements, including cost-basis reporting, Additionally, Digital Assets are “covered securities” if acquired on or after January 1, 2026 in a customer’s account by a broker providing custodial services for the relevant Digital Asset in exchange for cash, stored value-cards, different digital assets, broker services or real property. “Custodial services” include providing a hosted wallet, i.e., when the broker provides electronically stored private keys to digital assets held by others. Persons who qualify as digital-asset brokers must file IRS Form 1099-DA for tax years beginning on or after January 1, 2026.

In 2024, the IRS implemented a regulatory rule requiring any person who is engaged in a trade or business and who receives more than $10,000 in cash in one transaction (or a series of related transactions) to report that transaction on the Form 8300, Report of Cash Payments Over $10,000 in a Trade or Business. The primary purpose of filing Form 8300 was to combat money laundering and tax evasion. These amendments would appear to apply to Digital Asset exchanges, peer-to-peer money transmission services and financial institutions that support Digital Asset transactions. However, in IRS Announcement 2024-4, the IRS provided transitional guidance that clarified that, at this time, Digital Assets are not required to be included for this reporting threshold and that the U.S. Department of Treasury and IRS intend to publish regulations to provide additional information and procedures for reporting the receipt of Digital Assets.

State, Local and Non-U.S. Tax Treatment of Digital Assets. The taxing authorities of certain U.S. states (i) have announced that they will follow the Notice with respect to the treatment of Digital Assets for state income tax purposes and/or (ii) have issued guidance exempting the purchase and/or sale of Digital Assets for fiat currency from state sales tax. It is unclear what further guidance on the treatment of Digital Assets for state tax purposes may be issued in the future or whether additional states will follow the Notice, the 2019 Ruling & FAQs, the 2023 Ruling or the final regulations and reporting requirements discussed above. Any future guidance on the treatment of Digital Assets for state or local tax purposes could result in adverse tax consequences for investors in the Fund and could have an adverse effect on the value of Digital Assets.

The treatment of Digital Assets for tax purposes by non-U.S. jurisdictions may differ from the treatment of Digital Assets for U.S. federal, state or local tax purposes. It is possible, for example, that a non-U.S. jurisdiction would impose sales tax or value-added tax on purchases and sales of Digital Assets for fiat currency. If a non-U.S. jurisdiction with a significant share of the market of Digital Asset users imposes onerous tax burdens on Digital Asset users or imposes sales or value-added tax on purchases and sales of Digital Assets for real currency, such actions could result in decreased demand for Digital Assets in such jurisdiction, which could adversely affect the prices of Digital Assets.

Shareholders should discuss the tax consequences associated with investments in Digital Assets with their brokers and their tax advisors.

Horizon Digital Frontier ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Horizon Digital Frontier ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Digital Frontier Fund is not federally insured or guaranteed by any government agency.
Horizon Digital Frontier ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with other funds that are classified as “diversified,” the Fund invests a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON SMALL/MID CAP CORE EQUITY ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON SMALL/MID CAP CORE EQUITY ETF | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. REITs involve risks similar to those associated with direct investments in real estate, including sensitivity to changes in interest rates, property values, and rental income. REITs are also subject to risks related to the management and operation of properties, as well as the risk that the Fund may experience delays or losses if a REIT is liquidated or declares bankruptcy. Additionally, REITs may fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), which could adversely affect their value. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Publicly traded REIT share are also subject to “Equity Securities Risk”.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Domestic Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Domestic Strategy Risk. Because the Fund will invest primarily in securities of U.S. issuers, the Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON SMALL/MID CAP CORE EQUITY ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON SMALL/MID CAP CORE EQUITY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON SMALL/MID CAP CORE EQUITY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Small/Mid Cap Core Equity Fund is not federally insured or guaranteed by any government agency.
HORIZON INTERNATIONAL EQUITY ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON INTERNATIONAL EQUITY ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON INTERNATIONAL EQUITY ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON INTERNATIONAL EQUITY ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON INTERNATIONAL EQUITY ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON INTERNATIONAL EQUITY ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON INTERNATIONAL EQUITY ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

HORIZON INTERNATIONAL EQUITY ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

HORIZON INTERNATIONAL EQUITY ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON INTERNATIONAL EQUITY ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk: The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON INTERNATIONAL EQUITY ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON INTERNATIONAL EQUITY ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON INTERNATIONAL EQUITY ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON INTERNATIONAL EQUITY ETF | Foreign Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

HORIZON INTERNATIONAL EQUITY ETF | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

HORIZON INTERNATIONAL EQUITY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON INTERNATIONAL EQUITY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The International Equity Fund is not federally insured or guaranteed by any government agency.
HORIZON INTERNATIONAL MANAGED RISK ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Fund’s value may be adversely affected.

HORIZON INTERNATIONAL MANAGED RISK ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

HORIZON INTERNATIONAL MANAGED RISK ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may decline due to factors affecting equity markets generally, particular industries, or specific companies.

HORIZON INTERNATIONAL MANAGED RISK ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an ETF and invests in other ETFs. As result of this structure, the Fund is exposed directly or indirectly to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an Authorized Participant (an “Authorized Participant” or an “AP”) may engage in creation and redemption transactions directly with an ETF. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange and there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will develop or be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.

Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

HORIZON INTERNATIONAL MANAGED RISK ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. The Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

HORIZON INTERNATIONAL MANAGED RISK ETF | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

HORIZON INTERNATIONAL MANAGED RISK ETF | Investments in Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Investments in Other Investment Companies Risk. The Fund may invest in the securities of other investment companies, such as mutual funds, closed-end funds, business development companies, and ETFs. These investments expose the Fund to the risks of the underlying funds, including the risk that those funds may not achieve their investment objectives or may underperform. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

HORIZON INTERNATIONAL MANAGED RISK ETF | Sector and Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Frequent Trading and Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading and Portfolio Turnover Risk. The Fund may engage in frequent trading to achieve its investment objectives, which could result in higher transaction costs and taxable gains, negatively impacting performance. As an ETF, the Fund may also experience active trading of its shares in the market, which could lead to more frequent creation or redemption activities. In certain circumstances, this activity could increase the number of portfolio transactions, resulting in high portfolio turnover. High levels of portfolio turnover may increase brokerage and other transaction costs and could lead to increased taxable capital gains. These factors, in combination with the Fund’s pursuit of its investment objectives, could have a negative impact on the Fund’s overall performance.

HORIZON INTERNATIONAL MANAGED RISK ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund, or other market participants may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing its operations.

HORIZON INTERNATIONAL MANAGED RISK ETF | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is recently organized and has limited operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size.

HORIZON INTERNATIONAL MANAGED RISK ETF | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments.

HORIZON INTERNATIONAL MANAGED RISK ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

HORIZON INTERNATIONAL MANAGED RISK ETF | Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

HORIZON INTERNATIONAL MANAGED RISK ETF | Smaller and Medium Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Assist® Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Risk Assist® Strategy Risk. The ability of the International Managed Risk Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® Strategy. Implementing the Fund’s Risk Assist® Strategy may result in periods when the Fund is invested primarily or entirely in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® Strategy, including the ratchet function, will be successful in preventing losses in the Fund’s portfolio, particularly during periods of rapid or severe market declines. Because the Risk Assist® Strategy may be implemented in stages, the Fund may retain equity market exposure even during times when risk-reduction actions are being undertaken, which could result in losses not being avoided. To the extent that the Risk Assist® Strategy is implemented, the Fund may not participate fully in market gains or benefit from capital appreciation or income from equity securities. The implementation of the Risk Assist® Strategy may also result in higher portfolio turnover and increased transaction costs compared to funds that do not employ such strategies. If the Risk Assist® Strategy is not implemented in a timely or effective manner, the Fund may underperform. In addition, the portfolio managers’ analysis of economic trends or other factors may be incorrect and may not produce the intended results.

HORIZON INTERNATIONAL MANAGED RISK ETF | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund's use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

HORIZON INTERNATIONAL MANAGED RISK ETF | Foreign Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risks. Investments in foreign securities may subject the Fund to risks that are not typically present when investing in US companies. These risks include increased volatility or losses due to differences in accounting standards, financial disclosures, and regulatory oversight, as well as less developed legal systems that may restrict the Fund’s ability to enforce rights or recover losses. Foreign securities markets may be smaller, less liquid, and more volatile, which can make it more difficult for the Fund to buy or sell investments at advantageous prices or times. The Fund’s investments and returns may also be negatively affected by political, economic, or social developments in foreign countries, such as changes in government, diplomatic conflicts, nationalization of industries, expropriation of assets, and the introduction of capital or currency controls or restrictions on foreign ownership. Exposure to foreign securities may also result in the Fund incurring foreign withholding taxes and being impacted by fluctuations in currency exchange rates, both of which can reduce yields and affect the value of investments. The Fund may encounter additional risks such as settlement delays, operational challenges associated with cross-border transactions, and limited regulatory supervision, especially in emerging or less developed markets.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities, including currency exchange rate fluctuations, political and economic instability, foreign regulatory and accounting standards, and less publicly available information about foreign issuers. ADRs may also be subject to liquidity risks, as trading volumes for ADRs can be lower than those for U.S. securities, which may result in higher volatility or difficulty in buying or selling the securities at an optimal price.

Emerging Markets Risk. Investments in emerging market countries may expose the Fund to significantly increased risks compared to developed markets, including less developed legal, regulatory, and financial systems, heightened potential for political and economic instability, nationalization or expropriation of assets, inflation, and capital or currency controls. These markets may also experience greater volatility and reduced liquidity, weaker investor protections, unreliable custodial and settlement practices, and more pronounced currency fluctuations, all of which can adversely affect the value and liquidity of the Fund’s investments.

HORIZON INTERNATIONAL MANAGED RISK ETF | Geographic Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk. The Fund may concentrate its investments in specific countries or geographic regions. As a result, the Fund is subject to greater risks from economic, political, regulatory, or market events in those areas. Investments in foreign markets involve additional risks, such as less liquid trading, different financial reporting standards, and increased potential for government intervention. Negative developments in a particular country or region may therefore have a greater adverse impact on the Fund than on more geographically diversified funds.

HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
HORIZON INTERNATIONAL MANAGED RISK ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The International Managed Risk Fund is not federally insured or guaranteed by any government agency.